LEASES - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 12, 2024	Dec. 31, 2024
Lessor, Lease, Description [Line Items]
Sublease income		$ 0.3
Office and Laboratory Space
Lessor, Lease, Description [Line Items]
Sublease term	3 years 7 months
Sublease income	$ 2.7